Offerings - Offering: 1	Jun. 05, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.0001 par value per share, issuable upon full exercise of shares of Series A Preferred Stock (3)	[1]
Amount Registered | shares	10,000,000	[2]
Proposed Maximum Offering Price per Unit | $ / shares	0.385	[3]
Maximum Aggregate Offering Price	$ 3,850,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 589.44
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), includes any additional shares of Class A Common Stock, par value $0.0001 per share (the “Common Stock”), of FOXO Technologies Inc. (the “Registrant”) that may from time to time be offered or issued to prevent dilution from any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock.Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(c) of the Securities Act, based upon the average of the high and low prices for a share of Common Stock as reported on the NYSE American on June 4, 2025, which date is a date within five business days of the filing of the registration statement filed by the Registrant for the registration of the securities listed in the table above (the “Registration Statement”).Represents shares of Common Stock issuable upon the conversions of Series A Preferred Stock that were issued by the Registrant to the selling stockholders named in the Registration Statement.

[1]	Represents shares of Common Stock issuable upon the conversions of Series A Preferred Stock that were issued by the Registrant to the selling stockholders named in the Registration Statement.
[2]	Registrant
[3]	Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(c) of the Securities Act, based upon the average of the high and low prices for a share of Common Stock as reported on the NYSE American on June 4, 2025, which date is a date within five business days of the filing of the registration statement filed by the Registrant for the registration of the securities listed in the table above (the “Registration Statement”).